Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000264087
Shareholder Report [Line Items]
Fund Name	Liberty One Defensive Dividend Growth ETF
Trading Symbol	EASY
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Liberty One Defensive Dividend Growth ETF for the period of September 29, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.libertyoneetf.com/funds/EASY-Defensive-Dividend-Growth-ETF. You can also request this information by contacting us at 1-847-680-9255.
Additional Information Phone Number	1-847-680-9255
Additional Information Website	https://www.libertyoneetf.com/funds/EASY-Defensive-Dividend-Growth-ETF
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Liberty One Defensive Dividend Growth ETF	$30	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Had the Fund been open the full reporting period, expenses would be higher.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.85%	[1]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Since Inception (September 29, 2025)
Liberty One Defensive Dividend Growth ETF - NAV	4.38%
S&P 500® Index	4.58%
Morningstar North America Defensive Sectors NR USD	9.44%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-847-680-9255.

Performance Inception Date	Sep. 29, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 35,973,646
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.2%
Money Market Funds	0.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Eli Lilly & Company	5.5%
Cardinal Health, Inc.	5.4%
Waste Management, Inc.	4.9%
Rentokil Initial PLC	4.9%
Johnson & Johnson	4.8%
Northrop Grumman Corporation	4.5%
McKesson Corporation	4.4%
Chubb Ltd.	4.4%
Coca-Cola Company (The)	4.4%
Casey's General Stores, Inc.	4.2%

C000264088
Shareholder Report [Line Items]
Fund Name	Liberty One Spectrum ETF
Trading Symbol	SPCT
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Liberty One Spectrum ETF for the period of September 29, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.libertyoneetf.com/funds/SPCT-Spectrum-ETF. You can also request this information by contacting us at 1-847-680-9255.
Additional Information Phone Number	1-847-680-9255
Additional Information Website	https://www.libertyoneetf.com/funds/SPCT-Spectrum-ETF
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Liberty One Spectrum ETF	$30	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Had the Fund been open the full reporting period, expenses would be higher.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.85%	[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Since Inception (September 29, 2025)
Liberty One Spectrum ETF - NAV	6.27%
S&P 500® Index	4.58%
S&P 1000® Value Index	7.67%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-847-680-9255.

Performance Inception Date	Sep. 29, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 36,346,423
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$36,346,423
Number of Portfolio Holdings	51
Advisory Fee (net of waivers)	$0
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	0.6%
Energy	2.0%
Utilities	7.4%
Communications	9.0%
Financials	9.2%
Real Estate	9.4%
Consumer Discretionary	10.2%
Industrials	10.9%
Health Care	11.2%
Information Technology	11.3%
Consumer Staples	18.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Amazon.com, Inc.	3.0%
Apple, Inc.	2.8%
Broadcom, Inc.	2.8%
Eli Lilly & Company	2.8%
Cardinal Health, Inc.	2.5%
Caterpillar, Inc.	2.5%
Alphabet, Inc., Class C	2.4%
Johnson & Johnson	2.3%
RTX Corporation	2.3%
Microsoft Corporation	2.3%

C000264089
Shareholder Report [Line Items]
Fund Name	Liberty One Tactical Income ETF
Trading Symbol	LOTI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Liberty One Tactical Income ETF for the period of September 29, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.libertyoneetf.com/funds/LOTI-Tactical-Income-ETF. You can also request this information by contacting us at 1-847-680-9255.
Additional Information Phone Number	1-847-680-9255
Additional Information Website	https://www.libertyoneetf.com/funds/LOTI-Tactical-Income-ETF
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Liberty One Tactical Income ETF	$29	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Had the Fund been open the full reporting period, expenses would be higher.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.85%	[3]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Since Inception (September 29, 2025)
Liberty One Tactical Income ETF - NAV	2.80%
Bloomberg U.S. Aggregate Bond Index	1.17%
Morningstar Moderately Conservative Target Risk Index	3.42%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-847-680-9255.

Performance Inception Date	Sep. 29, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 38,255,883
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$38,255,883
Number of Portfolio Holdings	34
Total Advisory Fees Paid (net of waivers)	$0
Portfolio Turnover	0%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	1.2%
Real Estate	2.0%
Consumer Discretionary	2.1%
Financials	2.2%
Information Technology	3.4%
Industrials	3.8%
Communications	3.8%
Utilities	7.8%
Health Care	12.2%
Consumer Staples	13.6%
Fixed Income	47.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
JPMorgan Income ETF, USD Class	7.8%
PIMCO Multi Sector Bond Active ETF	6.9%
Eaton Vance Short Duration Income ETF, USD Class	6.8%
TCW Flexible Income ETF, USD Class	6.8%
Vanguard Mortgage-Backed Securities ETF	5.9%
iShares Core U.S. Aggregate Bond ETF	5.9%
Vanguard Long-Term Corporate Bond ETF	4.8%
Hartford Strategic Income ETF, USD Class	2.9%
Eli Lilly & Company	2.8%
Cardinal Health, Inc.	2.7%

[1]	Annualized. Had the Fund been open the full reporting period, expenses would be higher.
[2]	Annualized. Had the Fund been open the full reporting period, expenses would be higher.
[3]	Annualized. Had the Fund been open the full reporting period, expenses would be higher.